Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Changes in Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2019, 2018 and 2017 are presented below (the “other” category represents a one-time impact of re-classification for unfunded commitments’ allowance from the allowance for loan losses to an unfunded commitment liability):

Commercial	2019	2018	2017
	(dollars in thousands)
Balance, beginning of year	$1,334	$1,401	$1,404
Provision (recovery) charged to operations	(571)	132	(72)
Charge-offs	(11)	(245)	(31)
Recoveries	367	46	100
Net (charge-offs) recoveries	356	(199)	69
Other	(32)	—	—
Balance, end of year	$1,087	$1,334	$1,401

Non-Commercial	2019	2018	2017
	(dollars in thousands)
Balance, beginning of year	$1,040	$1,057	$1,303
Provision (recovery) charged to operations	(17)	(42)	(164)
Charge-offs	(149)	(81)	(177)
Recoveries	74	106	95
Net (charge-offs) recoveries	(75)	25	(82)
Other	(54)	—	—
Balance, end of year	$894	$1,040	$1,057

Total	2019	2018	2017
	(dollars in thousands)
Balance, beginning of year	$2,374	$2,458	$2,707
Provision (recovery) charged to operations	(588)	90	(236)
Charge-offs	(160)	(326)	(208)
Recoveries	441	152	195
Net (charge-offs) recoveries	281	(174)	(13)
Other	(86)	—	—
Balance, end of year	$1,981	$2,374	$2,458

Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2019 and 2018:

December 31, 2019	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$32	$3,660	$1,055	$209,456	$1,087	$213,116
Non-Commercial	109	3,175	785	141,659	894	144,834
Total	$141	$6,835	$1,840	$351,115	$1,981	$357,950

December 31, 2018	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$42	$1,359	$1,292	$217,592	$1,334	$218,951
Non-Commercial	112	3,119	928	147,900	1,040	151,019
Total	$154	$4,478	$2,220	$365,492	$2,374	$369,970

Past Due Information of Loan Portfolio by Class

Past due loan information is used by management when assessing the adequacy of the allowance for loan losses. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2019	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$190	$—	$190	$58,885	$59,075	$—
Real estate - commercial	—	2,088	2,088	128,910	130,998	—
Other real estate construction	14	0	14	23,029	23,043	—
Real estate construction	—	—	—	7,600	7,600	—
Real estate - residential	326	752	1,078	70,044	71,122	—
Home equity	57	82	139	51,077	51,216	—
Consumer loan	27	—	27	12,930	12,957	—
Other loans	—	—	—	1,939	1,939	—
Total	$614	$2,922	$3,536	$354,414	$357,950	$—

December 31, 2018	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$54	$—	$54	$57,122	$57,176	$—
Real estate - commercial	—	273	273	130,361	130,634	—
Other real estate construction	—	47	47	31,094	31,141	—
Real estate construction	—	—	—	7,805	7,805	—
Real estate - residential	890	606	1,496	74,908	76,404	—
Home equity	100	118	218	52,323	52,541	—
Consumer loan	86	—	86	12,073	12,159	—
Other loans	—	—	—	2,110	2,110	—
Total	$1,130	$1,044	$2,174	$367,796	$369,970	$—

Composition of Nonaccrual Loans by Class

The composition of nonaccrual loans by class as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(dollars in thousands)
Commercial	$—	$—
Real estate - commercial	2,088	273
Other real estate construction	—	47
Real estate 1 – 4 family construction	—	—
Real estate – residential	752	606
Home equity	82	118
Consumer loans	—	—
Other loans	—	—
	$2,922	$1,044

Summary of Risk Grades of Portfolio by Class

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2019 and 2018:

December 31, 2019	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$56,151	$2,921	$3	$—	$59,075
Real estate - commercial	126,498	1,194	3,306	—	130,998
Other real estate construction	21,253	1,477	313	—	23,043
Real estate 1 - 4 family construction	7,600	—	—	—	7,600
Real estate - residential	67,647	2,464	1,011	—	71,122
Home equity	50,255	879	82	—	51,216
Consumer loans	12,877	79	1	—	12,957
Other loans	1,939	—	—	—	1,939
Total	$344,220	$9,014	$4,716	$—	$357,950

December 31, 2018	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$55,883	$1,284	$9	$—	$57,176
Real estate - commercial	127,592	1,518	1,524	—	130,634
Other real estate construction	28,711	2,070	360	—	31,141
Real estate 1 - 4 family construction	7,805	—	—	—	7,805
Real estate - residential	69,900	5,470	1,034	—	76,404
Home equity	52,028	395	118	—	52,541
Consumer loans	12,085	73	1	—	12,159
Other loans	2,110	—	—	—	2,110
Total	$356,114	$10,810	$3,046	$—	$369,970

Summary of Performing and Nonperforming Loans by Class

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2019 and 2018:

December 31, 2019	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$59,075	$—	$59,075
Real estate - commercial	128,910	2,088	130,998
Other real estate construction	23,043	—	23,043
Real estate 1 – 4 family construction	7,600	—	7,600
Real estate – residential	70,370	752	71,122
Home equity	51,134	82	51,216
Consumer loans	12,957	—	12,957
Other loans	1,939	—	1,939
Total	$355,028	$2,922	$357,950

December 31, 2018	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$57,176	$—	$57,176
Real estate - commercial	130,361	273	130,634
Other real estate construction	31,094	47	31,141
Real estate 1 – 4 family construction	7,805	—	7,805
Real estate – residential	75,798	606	76,404
Home equity	52,423	118	52,541
Consumer loans	12,159	—	12,159
Other loans	2,110	—	2,110
Total	$368,926	$1,044	$369,970

Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class	The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2019, 2018, and 2017:

	As of December 31, 2019				Year Ended December 31, 2019
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$4	$—	$4	$—	$6	$—
Real estate - commercial	3,612	1,923	1,689	29	2,273	145
Other real estate construction	44	—	44	3	64	3
Real estate 1 -4 family construction	—	—	—	—	—	—
Real estate - residential	3,070	987	2,083	99	3,010	159
Home equity	82	13	69	10	116	5
Consumer loans	23	—	23	—	27	2
Total	$6,835	$2,923	$3,912	$141	$5,496	$314

					Year Ended
	As of December 31, 2018				December 31, 2018
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$7	$—	$7	$—	$32	$—
Real estate - commercial	1,258	93	1,165	38	1,503	51
Other real estate construction	632	47	47	4	132	3
Real estate 1 -4 family construction	—	—	—	—	—	—
Real estate - residential	3,005	901	2,104	110	3,505	145
Home equity	83	51	32	1	54	3
Consumer loans	31	—	31	1	40	3
Total	$5,016	$1,092	$3,386	$154	$5,266	$205

					Year Ended
	As of December 31, 2017				December 31, 2017
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$44	$10	$34	$10	$25	$2
Real estate - commercial	1,593	1,305	288	9	1,650	72
Other real estate construction	689	101	50	3	208	5
Real estate 1 -4 family construction	—	—	—	—	3	—
Real estate - residential	3,701	1,319	2,382	171	3,762	179
Home equity	35	22	13	1	66	1
Consumer loans	45	45	—	—	53	4
Total	$6,107	$2,802	$2,767	$194	$5,767	$263